Fair value measurement of financial instruments	3 Months Ended
Mar. 31, 2023
Fair value measurement of financial instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value

GT shares

During the three months ended March 31, 2023 the Group’s only financial instrument measured at fair value consisted of unlisted equity securities comprising of ordinary and preference shares in GT Apeiron Therapeutics, which were acquired in March 2021 and in relation to which the Group has taken the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income.

Unobservable market data was available to the Group as at March 31, 2022 in the form of a recent arms-length transaction involving equity instruments of the entity in question, and the fair value of the Group’s investment was established with reference to that transaction. Nothing has come to the Company’s attention which would suggest that the value of the investment requires material impairment or revaluation as at March 31, 2023.
15.Fair value measurement of financial instruments (continued)

Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2023	2,145
Gain recognised in other comprehensive income	—
Closing balance as at March 31, 2023	2,145

The group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at March 31, 2023. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.

Other financial instruments

On June 21, 2022, the Group invested £100,000,000 into a 12-month short term deposit with an F1+ rated UK financial institution. On March 24, 2023, the Group invested £150,000,000 into a 9-month short term deposit with an F1 rated financial institution. These short term bank deposits accrue interest at 2.35% and 4.8% respectively and have been classified as financial assets measured at amortised cost.

The group measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during the quarter ended March 31, 2023.

The Group also has a number of other financial instruments which are not measured at fair value in the balance sheet consisting of trade receivables, trade and other payables and other loans. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.